SHAREHOLDERS' EQUITY - Legal Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	$ (2,057)	$ (8,737)
Reserves	0
Other comprehensive income (loss) for the year	(11,901)	7,103	$ (11,054)
Other reserves	0	0	0
Value conversion rights of convertible bonds	12,225	0
Legal reserves, ending balance	(209)	(2,057)	(8,737)
Other reserves
Disclosure of classes of share capital [line items]
Reserves	1,555	0
Other comprehensive income (loss) for the year	(11,901)	7,103	(11,054)
Other reserves	(31)	(423)	(1,083)
Value conversion rights of convertible bonds	12,225	0
Legal Reserve Currency translation reserve (CTA)
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	(342)	(6,384)
Reserves	(187)	0
Other comprehensive income (loss) for the year	(11,980)	6,042
Other reserves	(1)	0
Value conversion rights of convertible bonds	0	0
Legal reserves, ending balance	(12,510)	(342)	(6,384)
Legal Reserve Capitalized development cost
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	106	402
Reserves	0	0
Other comprehensive income (loss) for the year	0	18
Other reserves	(30)	(314)
Value conversion rights of convertible bonds	0	0
Legal reserves, ending balance	76	106	402
Legal Reserve participating interest
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	0	233
Reserves	0	0
Other comprehensive income (loss) for the year	0	(124)
Other reserves	0	(109)
Value conversion rights of convertible bonds	0	0
Legal reserves, ending balance	0	0	233
Reserve Fair value revaluation
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	(1,821)	(2,988)
Reserves	1,742	0
Other comprehensive income (loss) for the year	79	1,167
Other reserves	0	0
Value conversion rights of convertible bonds	0	0
Legal reserves, ending balance	0	(1,821)	(2,988)
Reserve Convertible bond
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	0	0
Reserves	0	0
Other comprehensive income (loss) for the year	0	0
Other reserves	0	0
Value conversion rights of convertible bonds	12,225	0
Legal reserves, ending balance	$ 12,225	$ 0	$ 0